Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based compensation cost included in income from continuing operations
The following table presents total stock-based compensation cost included in income from continuing operations.

($ in millions)
For the year ended December 31:	2024	2023	2022
Cost	$223	$190	$164
SG&A expense	690	616	566
RD&E expense	398	328	258
Pre-tax stock-based compensation cost	1,311	1,133	987
Income tax benefits	(469)	(290)	(249)
Net stock-based compensation cost	$842	$843	$738

Summary of restricted stock units activity
The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2024, 2023 and 2022.

	RSUs		PSUs
	Weighted-Average Grant Price	Number of Units	Weighted-Average Grant Price	Number of Units (1)
Balance at January 1, 2022	$116	19,038,480	$118	3,728,857
Awards granted	112	11,447,966	110	1,237,019
Awards released	114	(7,013,530)	114	(679,601)
Awards canceled/forfeited/performance adjusted (2)	116	(2,420,002)	116	(720,197)
Balance at December 31, 2022	$115	21,052,914	$117	3,566,078
Awards granted	118	10,915,958	117	1,295,937
Awards released	114	(7,383,980)	113	(840,111)
Awards canceled/forfeited/performance adjusted (2)	115	(1,527,249)	114	(548,865)
Balance at December 31, 2023	$116	23,057,643	$118	3,473,039
Awards granted	176	8,220,339	165	1,110,929
Awards released	117	(8,532,751)	126	(963,249)
Awards canceled/forfeited/performance adjusted (2)	123	(1,681,686)	131	(319,169)
Balance at December 31, 2024	$139	21,063,545	$130	3,301,550
(1)The balances at December 31 for each period presented represent the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.
(2)Includes adjustments of (196,544), (404,655) and (362,247) for PSUs in 2024, 2023 and 2022, respectively, because final performance metrics were above or below specified targets.

Summary of performance share units activity
The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2024, 2023 and 2022.

	RSUs		PSUs
	Weighted-Average Grant Price	Number of Units	Weighted-Average Grant Price	Number of Units (1)
Balance at January 1, 2022	$116	19,038,480	$118	3,728,857
Awards granted	112	11,447,966	110	1,237,019
Awards released	114	(7,013,530)	114	(679,601)
Awards canceled/forfeited/performance adjusted (2)	116	(2,420,002)	116	(720,197)
Balance at December 31, 2022	$115	21,052,914	$117	3,566,078
Awards granted	118	10,915,958	117	1,295,937
Awards released	114	(7,383,980)	113	(840,111)
Awards canceled/forfeited/performance adjusted (2)	115	(1,527,249)	114	(548,865)
Balance at December 31, 2023	$116	23,057,643	$118	3,473,039
Awards granted	176	8,220,339	165	1,110,929
Awards released	117	(8,532,751)	126	(963,249)
Awards canceled/forfeited/performance adjusted (2)	123	(1,681,686)	131	(319,169)
Balance at December 31, 2024	$139	21,063,545	$130	3,301,550
(1)The balances at December 31 for each period presented represent the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.
(2)Includes adjustments of (196,544), (404,655) and (362,247) for PSUs in 2024, 2023 and 2022, respectively, because final performance metrics were above or below specified targets.

Summary of total fair value of RSUs and PSUs granted and vested
The total fair value of RSUs and PSUs granted and vested during the years ended December 31, 2024, 2023 and 2022 were as follows:

($ in millions)
For the year ended December 31:	2024	2023	2022
RSUs
Granted	$1,449	$1,293	$1,288
Vested	994	845	801
PSUs
Granted	$183	$151	$136
Vested	121	95	77

Schedule of weighted-average assumptions used for estimation of fair value of stock options	The fair value was estimated based on the following weighted-average assumptions:

For the year ended December 31:	2024	2023	2022
Expected term (in years)	6.3	6.3	6.3
Expected volatility	26.2%	26.0%	25.5%
Risk-free rate	4.4%	4.2%	2.0%
Dividend yield	3.7%	5.0%	5.3%

Summary of option activity
The following table summarizes option activity under the Plans during the years ended December 31, 2024, 2023 and 2022.

	Weighted-Average Exercise Price	Number of Shares Under Option
Balance at January 1, 2022	$135	1,549,732
Options granted	125	5,044,353
Options exercised	—	—
Options forfeited/cancelled/expired	125	(319,560)
Balance at December 31, 2022	$128	6,274,525
Options granted	133	4,574,756
Options exercised	125	(408,045)
Options forfeited/cancelled/expired	129	(584,674)
Balance at December 31, 2023	$130	9,856,562
Options granted	181	3,156,770
Options exercised	133	(2,384,273)
Options forfeited/cancelled/expired	143	(623,663)
Balance at December 31, 2024	$145	10,005,396
Vested and exercisable at December 31, 2024	$128	2,029,748